Convertible Notes (Details) - Schedule of convertible notes and related activity - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Convertible Notes (Details) - Schedule of convertible notes and related activity [Line Items]
Interest		Total	Total
Balance	$ 86,350	$ 399,400	$ 202,100
Additions		858,823
Conversions/ Repayments	(313,050)	$ (661,523)
Interest		Less debt discount	Less debt discount
Less debt discount	(46,774)	$ (206,157)	$ (157,233)
Convertible notes, net of discount	39,576	$ 193,243	$ 44,867
Granite Global Investments Ltd [Member]
Convertible Notes (Details) - Schedule of convertible notes and related activity [Line Items]
Date		Apr. 07, 2021	Apr. 07, 2021
Maturity Date		Apr. 07, 2022	Apr. 07, 2022
Interest		10%	10%
Balance		$ 36,500
Additions		91,850
Conversions/ Repayments	(36,500)	$ (91,850)
Granite Global Investments Ltd [Member]
Convertible Notes (Details) - Schedule of convertible notes and related activity [Line Items]
Date		Apr. 09, 2021	May 03, 2021
Maturity Date		Apr. 09, 2022	May 03, 2022
Interest		10%	10%
Balance		$ 100,000
Additions		53,625
Conversions/ Repayments	(100,000)	$ (53,625)
Power Up Lending Group LTD [Member]
Convertible Notes (Details) - Schedule of convertible notes and related activity [Line Items]
Date		Jul. 22, 2021	Jul. 22, 2021
Maturity Date		Jul. 22, 2022	Jul. 22, 2022
Interest		10%	10%
Balance		$ 58,850
Additions		58,850
Conversions/ Repayments	(58,850)
Power Up Lending Group LTD [Member]
Convertible Notes (Details) - Schedule of convertible notes and related activity [Line Items]
Date		Aug. 26, 2021	Aug. 26, 2021
Maturity Date		Aug. 26, 2022	Aug. 26, 2022
Interest		10%	10%
Balance		$ 58,850
Additions		58,850
Conversions/ Repayments	(58,850)
Power Up Lending Group LTD [Member]
Convertible Notes (Details) - Schedule of convertible notes and related activity [Line Items]
Date		Sep. 22, 2021	Sep. 22, 2021
Maturity Date		Sep. 22, 2022	Sep. 22, 2022
Interest		10%	10%
Balance		$ 58,850
Additions		58,850
Conversions/ Repayments	(58,850)
Power Up Lending Group LTD [Member]
Convertible Notes (Details) - Schedule of convertible notes and related activity [Line Items]
Date		Oct. 12, 2021	Oct. 12, 2021
Maturity Date		Oct. 12, 2022	Oct. 12, 2022
Interest		10%	10%
Balance	86,350	$ 86,350
Additions		86,350
Conversions/ Repayments